Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income:
Foreign exchange gains (losses)-net	¥ (134,885)	¥ 192,086	¥ (113,073)
Trading account losses-net	(639,184)	276,654	1,148,661
Expense:
Operating expenses	2,716,100	2,695,200	2,701,100
Income before income tax expense	272,543	1,162,670	2,262,656
Income tax benefit	94,453	369,432	666,020
Net income attributable to Mitsubishi UFJ Financial Group	202,680	802,332	1,531,127
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	608,504	574,118	579,180
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	535,512	501,788	457,159
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	72,992	72,330	122,021
Management fees from subsidiaries	26,095	24,388	22,059
Interest income from subsidiaries	48,665	8,043	450
Foreign exchange gains (losses)-net	3,614	36,715	(86,038)
Trading account losses-net	(41,279)	(7,907)
Other income	1,427	975	906
Total income	647,026	636,332	516,557
Expense:
Operating expenses	25,692	23,074	20,791
Interest expense to subsidiaries and affiliated companies	28,867	26,553	28,929
Interest expense	35,689	3,429	387
Other expense	2,554	1,788	1,019
Total expense	92,802	54,844	51,126
Equity in undistributed net income (loss) of subsidiaries and affiliated companies-net	(362,899)	216,632	1,036,350
Income before income tax expense	191,325	798,120	1,501,781
Income tax benefit	(11,355)	(4,212)	(29,346)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 202,680	¥ 802,332	¥ 1,531,127